Related party transactions (Details) - Diageo Pension Trust Limited £ in Millions	Dec. 31, 2022 GBP (£)	Oct. 31, 2022 GBP (£) credit_agreement
Disclosure of transactions between related parties [line items]
Related party transactions, interim credit facility provided		£ 1,000
Related party transactions, number of agreements | credit_agreement		2
Receivables due from related parties	£ 0
Diageo Lifestyle Plan
Disclosure of transactions between related parties [line items]
Related party transactions, interim credit facility provided		£ 150
Diageo Pension Scheme
Disclosure of transactions between related parties [line items]
Related party transactions, interim credit facility provided		£ 850